Earnings Per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Unit [Abstract]
Earnings Per Unit
Note 10 — Earnings Per Unit
Basic and diluted earnings per common unit is presented in conformity with the two-class
method required for participating securities. The holders of the Company’s Class A Preferred Units are entitled to accrue cumulative dividends at the rate of 8% per annum. The Company considered its contingently redeemable preferred units to be participating securities and, in accordance with the two-class
method, earnings allocated to preferred units have been excluded from the computation of basic and diluted net income or loss per common unit.
Basic net loss per unit is computed based on the weighted average number of common units outstanding. Diluted net loss per unit is computed based on the weighted average number of common units outstanding, increased by the number of any additional units that would have been outstanding had any potentially dilutive common units been issued and reduced by the number of units the Company could have repurchased from the proceeds from issuance of the potentially dilutive units. The Company had no dilutive instruments outstanding as of September 30, 2021 and September 30, 2020. As a result, basic and diluted earnings per units are the same as of September 30, 2021 and September 30, 2020.
The Company’s Class A and Class B common units participate equally in the Company’s undistributed earnings. As such, the Company’s undistributed earnings are allocated pro-rata
to the Class A and Class B common units based on the weighted Class A common and Class B common units outstanding as of September 30, 2021 and September 30, 2020 such that earnings per unit for Class A and Class B common units are the same in each period.

	September 30, 2021			September 30, 2020
(in thousands, except for unit and per unit amounts)	Class A		Class B	Class A	Class B
Basic Earnings Per Unit:
Numerator
Net loss	$(5,718)		$(2,340)	$(734)	$(371)
Less: annual dividends on redeemable preferred units	(8,692)		(3,557)	(2,781)	(1,405)

Net loss attributable to common unitholders	(14,410)		(5,897)	(3,515)	(1,776)

Denominator
Weighted-average units used to compute basic earnings per unit	5,480,611		2,242,981	3,227,744	1,631,064

Basic and Diluted Earnings Per Unit	$(2.63	) $	(2.63)	$(1.09)	$(1.09)

Note 14 — Earnings Per Unit
Basic and diluted earnings per common unit is presented in conformity with the two-class
method required for participating securities. The holders of the Company’s Class A Preferred Units are entitled to accrue cumulative dividends at the rate of 8% per annum. The Company considered its contingently redeemable preferred units to be participating securities and, in accordance with the two-class
method, earnings allocated to preferred units have been excluded from the computation of basic and diluted net income or loss per common unit.

Basic net income (loss) per unit is computed based on the weighted average number of common units outstanding. Diluted net income (loss) per unit is computed based on the weighted average number of common units outstanding, increased by the number of any additional units that would have been outstanding had any potentially dilutive common units been issued and reduced by the number of units the Company could have repurchased from the proceeds from issuance of the potentially dilutive units. The Company had no dilutive instruments outstanding as of December 31, 2020 and December 31, 2019. As a result, basic and diluted earnings per units are the same as of December 31, 2020 and December 31, 2019.
The Company’s Class A and Class B common units participate equally in the Company’s undistributed earnings. As such, the Company’s undistributed earnings are allocated pro-rata
to the Class A and Class B common units based on the weighted Class A common and Class B common units outstanding in 2020 and 2019 such that earnings per unit for Class A and Class B common units are the same in each period.
The computation of basic and diluted earnings per Class A common and Class B common unit for all periods disclosed was calculated using the shares issued to previous unitholders in connection with the Company’s reorganization on April 30 th
, 2021 which is further described in Note 1, Note 2, and Note 20.

	December 31, 2020		December 31, 2019
(in thousands, except for unit and per unit amounts)	Class A	Class B	Class A	Class B
Basic Earnings Per Unit:
Numerator
Net income (loss)	$(5,380)	$(2,584)	$(3,201)	$(1,571)
Less: annual dividends on redeemable preferred units	(4,083)	(1,961)	(1,753)	(860)

Net income (loss) attributable to common unitholders	(9,463)	(4,545)	(4,954)	(2,431)

Denominator
Weighted-average units used to compute basic earnings per unit	3,531,681	1,696,135	1,578,164	774,500
Basic Earnings Per Unit	$(2.68)	$(2.68)	$(3.14)	$(3.14)